UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05120

Nuveen Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal Value Fund, Inc. (NUV)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 0.1%
$ 1,750	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A1 (4)	$ 1,798,615
	(Pre-refunded 6/01/11)
	Alaska – 0.6%
3,335	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.000%,	12/14 at 100.00	AA+	3,208,904
	12/01/30 – FGIC Insured
5,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	4,957,050
	12/01/30 – NPFG Insured
3,000	Anchorage, Alaska, General Obligation Bonds, Series 2003B, 5.000%, 9/01/23 (Pre-refunded	9/13 at 100.00	AA (4)	3,313,200
	9/01/13) – FGIC Insured
11,335	Total Alaska			11,479,154
	Arizona – 0.7%
1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	N/R (4)	1,494,948
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
2,500	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,337,350
	2008A, 5.000%, 7/01/38
2,575	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	N/R	2,378,605
	2008, 7.000%, 12/01/27
5,600	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	4,764,984
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/13 at 100.00	A–	960,940
	Healthcare, Series 2008A, 5.250%, 9/01/30
13,075	Total Arizona			11,936,827
	Arkansas – 0.1%
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,000,560
	12/01/32 – FGIC Insured
	California – 13.5%
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
10,000	5.125%, 5/01/19 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,683,400
10,000	5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 101.00	Aaa	10,699,000
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,
	Series 2006:
5,000	5.000%, 4/01/37 – BHAC Insured	4/16 at 100.00	AA+	4,658,250
6,000	5.000%, 4/01/37	4/16 at 100.00	A+	5,191,200
6,830	California Infrastructure Economic Development Bank, Revenue Bonds, J. David Gladstone	10/11 at 101.00	A–	5,725,657
	Institutes, Series 2001, 5.250%, 10/01/34
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa1	2,109,276
	2010A, 5.750%, 7/01/40
1,500	California Pollution Control Financing Authority, Revenue Bonds, Pacific Gas and Electric	6/17 at 100.00	A3	1,418,175
	Company, Series 2004C, 4.750%, 12/01/23 – FGIC Insured (Alternative Minimum Tax)
	California State, General Obligation Bonds, Series 2003:
14,600	5.250%, 2/01/28	8/13 at 100.00	A1	14,114,258
11,250	5.000%, 2/01/33	8/13 at 100.00	A1	10,120,050
16,000	California State, Various Purpose General Obligation Bonds, Series 2007, 5.000%, 6/01/37	6/17 at 100.00	A1	14,134,400
10,390	California Statewide Community Development Authority, Certificates of Participation, Internext	4/11 at 100.00	BBB	10,402,988
	Group, Series 1999, 5.375%, 4/01/17
3,500	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	3,771,740
	Project, Series 2009, 6.750%, 2/01/38
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,409,380
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	AA+	3,822,200
	2006C, 0.000%, 8/01/32 – AGM Insured
16,045	Desert Community College District, Riverside County, California, General Obligation Bonds,	8/17 at 42.63	AA+	3,251,519
	Election 2004 Series 2007C, 0.000%, 8/01/33 – AGM Insured
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	19,407,000
	1995A, 0.000%, 1/01/22 (ETM)
21,150	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/13 at 100.00	AAA	22,997,662
	Asset-Backed Bonds, Series 2003B, 5.000%, 6/01/38 (Pre-refunded 6/01/13) – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
5,280	5.000%, 6/01/38 – FGIC Insured	6/15 at 100.00	A2	4,307,688
10,000	5.000%, 6/01/45	6/15 at 100.00	A2	7,846,800
3,540	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,985,226
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,060	4.500%, 6/01/27	6/17 at 100.00	BBB–	2,212,625
7,550	5.000%, 6/01/33	6/17 at 100.00	Baa3	4,919,278
1,500	5.125%, 6/01/47	6/17 at 100.00	Baa3	884,370
4,500	Hemet Unified School District, Riverside County, California, General Obligation Bonds, Series	8/16 at 102.00	AA+	4,230,225
	2008B, 5.125%, 8/01/37 – AGC Insured
9,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AA	8,703,630
	Series 2001A, 5.125%, 7/01/41
4,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	3,989,200
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Merced Union High School District, Merced County, California, General Obligation Bonds,
	Series 1999A:
2,500	0.000%, 8/01/23 – FGIC Insured	No Opt. Call	AA–	1,127,200
2,555	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA–	1,066,431
2,365	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	737,312
	Series 2004, 0.000%, 8/01/27 – FGIC Insured
3,550	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	3,643,294
4,900	Ontario, California, Certificates of Participation, Water System Improvement Project,	7/14 at 100.00	AA–	4,686,605
	Refunding Series 2004, 5.000%, 7/01/29 – NPFG Insured
2,350	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,291,532
	6.750%, 11/01/39
8,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	Baa1 (4)	9,180,000
	Center, Series 2004, 5.625%, 7/01/34 (Pre-refunded 7/01/14)
15,505	Riverside Public Financing Authority, California, University Corridor Tax Allocation Bonds,	8/17 at 100.00	Baa1	11,935,129
	Series 2007C, 5.000%, 8/01/37 – NPFG Insured
	San Bruno Park School District, San Mateo County, California, General Obligation Bonds,
	Series 2000B:
2,575	0.000%, 8/01/24 – FGIC Insured	No Opt. Call	AA	1,125,121
2,660	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA	1,083,338
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
11,000	0.000%, 1/15/25 – NPFG Insured	No Opt. Call	Baa1	3,307,040
14,605	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	Baa1	1,772,609
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A	4,957,350
	(Alternative Minimum Tax)
13,220	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aaa	4,691,117
	2006A, 0.000%, 9/01/28 – NPFG Insured
5,000	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	Aa1	2,207,650
	Election of 2000, Series 2002B, 0.000%, 9/01/24 – FGIC Insured
1,300	University of California, General Revenue Bonds, Refunding Series 2009O, 5.250%, 5/15/39	No Opt. Call	Aa1	1,295,138
524	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/11 at 100.00	Baa1	513,829
	Electric Company, Series 1966A, 4.000%, 3/01/16
319,239	Total California			242,615,892
	Colorado – 3.9%
5,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB	4,196,450
	SYNCORA GTY Insured
1,800	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	1,870,092
	Peak-to-Peak Charter School, Series 2001, 7.625%, 8/15/31 (Pre-refunded 8/15/11)
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	4,057,750
	Series 2006A, 4.500%, 9/01/38
11,825	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	10,490,549
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
2,100	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	Aa2 (4)	2,210,733
	2002A, 5.500%, 3/01/32 (Pre-refunded 3/02/12)
750	Colorado Health Facilities Authority, Revenue Bonds, Longmont United Hospital, Series 2006B,	12/16 at 100.00	Baa2	665,595
	5.000%, 12/01/23 – RAAI Insured
1,700	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health System, Series	9/18 at 102.00	AA+	1,549,771
	2005C, 5.250%, 3/01/40 – AGM Insured
530	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001,	1/12 at 100.00	A–	531,781
	5.750%, 1/15/22
18,915	Denver, Colorado, Airport System Revenue Refunding Bonds, Series 2003B, 5.000%, 11/15/33 –	11/13 at 100.00	A+	17,258,235
	SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
24,200	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	Baa1	5,140,322
17,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	Baa1	3,328,430
7,600	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	No Opt. Call	Baa1	808,716
	9/01/39 – NPFG Insured
10,075	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	Baa1	1,454,326
	NPFG Insured
5,000	Ebert Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series 2007,	12/17 at 100.00	N/R	3,430,650
	5.350%, 12/01/37 – RAAI Insured
1,450	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	N/R (4)	1,503,143
	5.500%, 6/15/19 (Pre-refunded 6/15/11) – AMBAC Insured
7,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001C,	6/16 at 100.00	N/R (4)	7,953,610
	0.000%, 6/15/21 (Pre-refunded 6/15/16) – AMBAC Insured
3,750	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	3,390,225
	Activity Bonds, Series 2010, 6.000%, 1/15/41
123,695	Total Colorado			69,840,378
	Connecticut – 0.2%
8,670	Mashantucket Western Pequot Tribe, Connecticut, Subordinate Special Revenue Bonds, Series	11/17 at 100.00	N/R	3,442,857
	2007A, 5.750%, 9/01/34
	District of Columbia – 0.5%
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	8,415,500
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 4.8%
4,000	Escambia County Health Facilities Authority, Florida, Revenue Bonds, Ascension Health Credit	11/12 at 101.00	Aa1	4,025,160
	Group, Series 2002C, 5.750%, 11/15/32
10,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	8,994,600
	4.500%, 6/01/35 (UB)
1,750	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	1,485,050
	General Hospital, Series 2006, 5.250%, 10/01/41
10,690	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AA–	10,485,928
	10/01/30 – AMBAC Insured
3,000	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA+	2,829,480
4,880	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 6.000%, 10/01/32 – AGM Insured	4/11 at 101.00	AA+	4,891,663
	(Alternative Minimum Tax)
5,000	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	A3	4,298,700
	Series 2007, 5.000%, 10/01/34
4,090	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A,	7/20 at 100.00	A	3,721,491
	5.000%, 7/01/40
4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A2	3,695,640
	5.000%, 10/01/29
9,340	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA+	8,784,737
	10/01/39 – AGM Insured
8,250	Orange County School Board, Florida, Certificates of Participation, Series 2002A, 5.000%,	8/12 at 100.00	AA–	8,015,370
	8/01/27 – NPFG Insured
2,900	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31 –	10/16 at 100.00	A+	2,723,767
	SYNCORA GTY Insured
9,250	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	7,517,198
	Series 2007, 5.000%, 7/01/40 – NPFG Insured
2,500	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	2,077,600
14,730	South Miami Health Facilities Authority, Florida, Revenue Bonds, Baptist Health Systems of	8/17 at 100.00	AA	12,692,105
	South Florida, Series 2007, 5.000%, 8/15/42 (UB)
94,380	Total Florida			86,238,489
	Georgia – 1.0%
10,240	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.000%, 11/01/38 –	5/11 at 100.00	A1	8,981,811
	FGIC Insured
2,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2001A, 5.000%, 11/01/33 –	5/12 at 100.00	A1	2,232,925
	NPFG Insured
4,000	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.250%, 10/01/39 –	10/14 at 100.00	AA+	4,009,600
	AGM Insured
2,295	Royston Hospital Authority, Georgia, Revenue Anticipation Certificates, Ty Cobb Healthcare	7/11 at 100.00	N/R	1,966,425
	System Inc., Series 1999, 6.500%, 7/01/27
19,035	Total Georgia			17,190,761
	Hawaii – 1.1%
7,140	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	10/12 at 101.00	Baa1	6,657,693
	Company Inc., Series 1997A, 5.650%, 10/01/27 – NPFG Insured
12,325	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2003A, 5.250%, 3/01/28 –	3/13 at 100.00	Aa1	12,384,653
	NPFG Insured
19,465	Total Hawaii			19,042,346
	Illinois – 12.6%
2,060	Aurora, Illinois, Golf Course Revenue Bonds, Series 2000, 6.375%, 1/01/20	7/11 at 100.00	A+	2,063,564
17,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	Aa2	7,257,585
	Revenues, Series 1998B-1, 0.000%, 12/01/24 – FGIC Insured
5,000	Chicago Housing Authority, Illinois, Revenue Bonds, Capital Fund Program, Series 2001, 5.375%,	7/12 at 100.00	Aaa	5,336,650
	7/01/18 (Pre-refunded 7/01/12)
285	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 – AMBAC Insured	7/12 at 100.00	Aa3	267,843
9,715	Chicago, Illinois, General Obligation Bonds, Series 2002A, 5.625%, 1/01/39 (Pre-refunded	7/12 at 100.00	Aa3 (4)	10,410,497
	7/01/12) – AMBAC Insured
2,575	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International	7/11 at 101.00	A2	2,383,214
	Airport, Series 2001C, 5.100%, 1/01/26 – AMBAC Insured (Alternative Minimum Tax)
2,825	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/14 at 100.00	AA+	2,680,417
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
3,020	Cook County High School District 209, Proviso Township, Illinois, General Obligation Bonds,	12/16 at 100.00	AA+	3,073,575
	Series 2004, 5.000%, 12/01/19 – AGM Insured
8,875	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,510,149
3,260	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	BB–	3,262,608
	Corporation Project, Series 2010, 6.500%, 10/15/40
385	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3	414,017
	Series 2003B, 5.250%, 11/01/20 – AGM Insured
1,615	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aa3 (4)	1,804,020
	Series 2003B, 5.250%, 11/01/20 (Pre-refunded 11/01/13) – AGM Insured
5,000	Illinois Development Finance Authority, Gas Supply Revenue Bonds, Peoples Gas, Light and Coke	11/13 at 101.00	A1	5,056,800
	Company, Series 2003E, 4.875%, 11/01/38 (Mandatory put 11/01/18) – AMBAC Insured
	(Alternative Minimum Tax)
28,030	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aa3	19,240,072
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/19 – AGM Insured
1,800	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Winnebago and	No Opt. Call	Aa3	1,219,446
	Boone Counties School District 205 – Rockford, Series 2000, 0.000%, 2/01/19 – AGM Insured
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/12 at 100.00	N/R (4)	3,485,852
	Series 2002A, 6.250%, 12/01/32 (Pre-refunded 12/01/12)
1,450	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+	1,233,544
	2001, 5.125%, 9/01/35 – AMBAC Insured
6,550	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	BBB+ (4)	6,719,907
	2001, 5.125%, 9/01/35 (Pre-refunded 9/01/11) – AMBAC Insured
1,875	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,774,050
	5.500%, 11/01/39
3,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	2,735,160
5,245	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	Aa1	4,513,532
	Trust 1137, 9.126%, 7/01/15 (IF)
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	5,706,300
	5.500%, 8/15/43 (Pre-refunded 8/15/14)
5,030	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	4,620,960
	6.000%, 5/15/39
4,800	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	5,120,304
3,975	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	3,331,527
	5.500%, 8/01/37
5,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa1	4,458,550
	1997A, 5.000%, 7/01/24 – NPFG Insured
8,310	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	2/11 at 100.00	BBB	7,882,201
	5.250%, 8/01/22 – AMBAC Insured
3,595	Illinois Health Facilities Authority, Revenue Bonds, South Suburban Hospital, Series 1992,	No Opt. Call	N/R (4)	4,242,424
	7.000%, 2/15/18 (ETM)
5,000	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 5.500%, 6/15/30 –	6/15 at 101.00	A	5,022,700
	AMBAC Insured
5,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	B–	3,009,750
	Revenue Bonds, Series 2005A-2, 5.500%, 1/01/36 – ACA Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1992A:
18,955	0.000%, 6/15/17 – FGIC Insured	No Opt. Call	A2	14,374,903
12,830	0.000%, 6/15/18 – FGIC Insured	No Opt. Call	A2	9,086,463
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 1994B:
7,250	0.000%, 6/15/18 – NPFG Insured	No Opt. Call	AAA	5,134,595
3,385	0.000%, 6/15/21 – NPFG Insured	No Opt. Call	AAA	1,927,216
5,190	0.000%, 6/15/28 – NPFG Insured	No Opt. Call	AAA	1,708,289
11,610	0.000%, 6/15/29 – FGIC Insured	No Opt. Call	AAA	3,527,699
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
10,000	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	7,200,400
21,375	0.000%, 6/15/34 – NPFG Insured	No Opt. Call	AAA	4,378,669
21,000	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	AAA	3,876,180
21,070	0.000%, 6/15/36 – NPFG Insured	No Opt. Call	AAA	3,759,309
10,375	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,789,273
25,825	0.000%, 6/15/39 – NPFG Insured	No Opt. Call	AAA	3,778,714
8,460	5.250%, 6/15/42 – NPFG Insured	6/12 at 101.00	AAA	7,672,120
16,700	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	9,203,537
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 2002B:
3,775	0.000%, 6/15/20 – NPFG Insured	6/17 at 101.00	AAA	3,656,541
5,715	0.000%, 6/15/21 – NPFG Insured	6/17 at 101.00	AAA	5,479,942
1,000	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Area 4,	3/17 at 100.00	AA+	871,710
	Series 2007, 4.700%, 3/01/33 – AGC Insured
1,050	Tri-City Regional Port District, Illinois, Port and Terminal Facilities Revenue Refunding	No Opt. Call	N/R	900,806
	Bonds, Delivery Network Project, Series 2003A, 4.900%, 7/01/14 (Alternative Minimum Tax)
1,575	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R	1,075,646
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured
720	Will County Community School District 161, Summit Hill, Illinois, Capital Appreciation School	No Opt. Call	N/R (4)	585,187
	Bonds, Series 1999, 0.000%, 1/01/18 – FGIC Insured (ETM)
366,520	Total Illinois			226,824,417
	Indiana – 2.0%
300	Anderson, Indiana, Economic Development Revenue Bonds, Anderson University, Series 2007,	4/14 at 100.00	N/R	256,221
	5.000%, 10/01/24
8,010	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	N/R (4)	8,795,060
	(Pre-refunded 2/01/13) (Alternative Minimum Tax)
1,990	Indiana Bond Bank, State Revolving Fund Program Bonds, Series 2001A, 5.375%, 2/01/19	2/13 at 101.00	AAA	2,144,643
3,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A	2,849,700
	Series 2004A, 5.375%, 3/01/34 – AMBAC Insured
4,450	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	4,023,290
	NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
12,500	0.000%, 2/01/21 – AMBAC Insured	No Opt. Call	AA	7,741,625
14,595	0.000%, 2/01/27 – AMBAC Insured	No Opt. Call	AA	5,966,144
4,425	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	7/20 at 100.00	N/R	4,085,603
	Project, Series 2010, 6.750%, 1/15/32
49,270	Total Indiana			35,862,286
	Iowa – 1.0%
2,990	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	2,687,382
	(Alternative Minimum Tax)
3,500	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	N/R (4)	3,779,370
	College, Series 2002, 5.500%, 10/01/33 (Pre-refunded 10/01/12) – ACA Insured
7,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	4,599,210
	5.625%, 6/01/46
6,160	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series	6/11 at 101.00	AAA	6,327,614
	2001B, 5.600%, 6/01/35 (Pre-refunded 6/01/11)
19,650	Total Iowa			17,393,576
	Kansas – 0.6%
10,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	10,808,400
	Kentucky – 0.1%
1,010	Greater Kentucky Housing Assistance Corporation, FHA-Insured Section 8 Mortgage Revenue	7/11 at 100.00	Baa1	1,010,737
	Refunding Bonds, Series 1997A, 6.100%, 1/01/24 – NPFG Insured
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA+	1,018,580
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
2,010	Total Kentucky			2,029,317
	Louisiana – 3.3%
1,000	East Baton Rouge Parish, Louisiana, Revenue Refunding Bonds, Georgia Pacific Corporation	3/11 at 100.00	Ba3	997,510
	Project, Series 1998, 5.350%, 9/01/11 (Alternative Minimum Tax)
2,310	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	No Opt. Call	BBB–	2,310,000
	Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29 (Mandatory
	put 8/01/20)
5,450	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	5,428,691
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
12,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB–	12,122,400
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,478,955
	Lady Health System, Series 2005A, 5.250%, 8/15/32
4,515	Louisiana Public Facilities Authority, Hospital Revenue Refunding Bonds, Southern Baptist	5/11 at 100.00	AAA	4,713,028
	Hospital, Series 1986, 8.000%, 5/15/12 (ETM)
3,620	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,908,634
	Series 2007A, 5.250%, 5/15/38
28,045	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	A–	25,584,891
	Series 2001B, 5.875%, 5/15/39
62,090	Total Louisiana			58,544,109
	Maryland – 0.4%
3,500	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	3/11 at 100.00	N/R	3,499,370
	7.400%, 9/01/19 (Alternative Minimum Tax)
4,600	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	4,529,804
	Series 2004, 5.500%, 8/15/33
8,100	Total Maryland			8,029,174
	Massachusetts – 1.5%
1,720	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Ogden Haverhill	6/11 at 100.00	A–	1,720,568
	Associates, Series 1998B, 5.100%, 12/01/12 (Alternative Minimum Tax)
4,340	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Health Care	11/11 at 101.00	BBB	3,738,997
	Inc., Series 2001C, 5.250%, 11/15/31 – RAAI Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	447,010
	Series 2008E-1 &2, 5.125%, 7/01/38
2,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	CCC	1,030,800
	Community Services Inc., Series 2004A, 6.375%, 7/01/34 (5), (6)
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire
	Community Services Inc., Series 2004B:
1,340	6.250%, 7/01/24 (5), (6)	7/14 at 100.00	CCC	690,636
1,000	6.375%, 7/01/34 (5), (6)	7/14 at 100.00	CCC	515,400
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,217,338
	University Issue, Series 2009A, 5.750%, 7/01/39
12,545	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	11,960,905
4,250	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2000-6,	8/11 at 100.00	AAA	4,303,465
	5.500%, 8/01/30
29,995	Total Massachusetts			26,625,119
	Michigan – 2.7%
12,300	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A,	5/11 at 100.00	B–	6,590,094
	5.500%, 5/01/21
5,000	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Series 2006D,	7/16 at 100.00	AA+	4,148,050
	4.625%, 7/01/32 – AGM Insured
8,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	6,926,000
	7/01/35 – NPFG Insured
5,240	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Refunding Bonds, Series	10/12 at 100.00	AAA	5,551,413
	2002, 5.250%, 10/01/19
	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of
	Arts and Sciences Charter School, Series 2001A:
600	7.500%, 10/01/12	10/11 at 100.00	B1	602,958
5,000	7.900%, 10/01/21	4/11 at 102.00	B1	4,791,400
3,500	8.000%, 10/01/31	4/11 at 102.00	B1	3,194,730
8,460	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005I, 5.000%,	10/15 at 100.00	Aa3	8,536,986
	10/15/22 – AMBAC Insured
7,200	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	BBB+	6,568,488
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,284,194
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
56,450	Total Michigan			48,194,313
	Minnesota – 0.8%
1,750	Breckenridge, Minnesota, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	AA	1,697,255
	5.000%, 5/01/30
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	6,786,379
	Services, Series 2008A, 6.625%, 11/15/28
355	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.900%, 8/01/15 –	2/11 at 100.00	AA+	356,463
	NPFG Insured
6,730	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facilities Revenue	11/16 at 100.00	A3	5,706,502
	Bonds, HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
15,210	Total Minnesota			14,546,599
	Missouri – 3.5%
6,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/13 at 100.00	AA+	5,829,480
	Tax Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%,
	10/01/32 – AGM Insured
40,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	38,508,400
	2003, 5.250%, 5/15/32 (UB)
12,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System,	6/20 at 100.00	AA–	11,009,400
	Series 2010B, 5.000%, 6/01/30
4,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB–	3,405,760
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,
	Ozark Medical Center, Series 1997:
760	5.500%, 11/15/12	5/11 at 100.00	B+	752,681
1,000	5.600%, 11/15/17	5/11 at 100.00	B+	938,070
3,175	West Plains Industrial Development Authority, Missouri, Hospital Facilities Revenue Bonds,	5/11 at 100.00	B+	2,928,588
	Ozark Medical Center, Series 1999, 6.750%, 11/15/24
66,935	Total Missouri			63,372,379
	Montana – 0.2%
3,750	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Puget Sound	3/13 at 101.00	A–	3,504,113
	Energy, Series 2003A, 5.000%, 3/01/31 – AMBAC Insured
	Nebraska – 0.3%
5,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2008A,	2/18 at 100.00	Aa1	5,159,550
	5.500%, 2/01/39
	Nevada – 1.1%
2,500	Carson City, Nevada, Hospital Revenue Bonds, Carson-Tahoe Hospital, Series 2003A, 5.125%,	9/13 at 100.00	BBB	2,173,425
	9/01/29 – RAAI Insured
5,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	4,956,600
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
15,095	0.000%, 1/01/24 – AMBAC Insured	No Opt. Call	D	1,518,104
11,000	0.000%, 1/01/25 – AMBAC Insured	No Opt. Call	D	1,040,710
4,000	5.625%, 1/01/32 – AMBAC Insured (6)	7/11 at 101.00	D	895,360
22,010	5.375%, 1/01/40 – AMBAC Insured (6)	7/11 at 100.00	D	4,925,178
2,500	Reno, Neveda, Health Facilty Revenue Bonds, Catholic Healthcare West, Series 2007A,	7/17 at 100.00	AA+	2,177,200
	Trust 2634, 18.398%, 7/01/31 – BHAC Insured (IF)
1,500	Sparks Tourism Improvement District 1, Legends at Sparks Marina, Nevada, Senior Sales Tax	6/18 at 100.00	B2	1,298,985
	Revenue Bonds Series 2008A, 6.750%, 6/15/28
63,605	Total Nevada			18,985,562
	New Hampshire – 0.1%
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	BBB+	1,442,175
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 5.3%
23,625	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/11 at 100.50	B	21,497,805
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
9,000	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	5/11 at 101.00	B	8,856,900
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
4,740	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 41.49	BBB–	736,691
	Care System, Series 2006B, 0.000%, 7/01/34
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C,	6/13 at 100.00	AAA	8,332,050
	5.500%, 6/15/24 (Pre-refunded 6/15/13)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
30,000	0.000%, 12/15/31 – FGIC Insured	No Opt. Call	AA–	7,477,800
27,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA+	6,409,530
310	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	362,334
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
105	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	127,651
1,490	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	1,682,493
27,185	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	29,205,931
	Series 2002, 6.125%, 6/01/42 (Pre-refunded 6/01/12)
7,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	8,042,354
	Series 2003, 6.250%, 6/01/43 (Pre-refunded 6/01/13)
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	2,986,800
	Series 2007-1A, 4.750%, 6/01/34
143,120	Total New Jersey			95,718,339
	New Mexico – 0.6%
1,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	1,723,410
9,600	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series	6/12 at 100.00	AA	9,420,288
	2002A, 5.000%, 6/01/32
11,100	Total New Mexico			11,143,698
	New York – 7.8%
10,000	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	8,879,000
	Kaleida Health, Series 2006, 4.700%, 2/15/35
8,500	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida	2/14 at 100.00	AAA	8,504,505
	Health, Series 2004, 5.050%, 2/15/25
15,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	9/11 at 100.00	AAA	15,952,290
	5.375%, 9/01/25 (Pre-refunded 9/01/11)
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	1,844,960
	5.000%, 12/01/35
1,510	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	1,207,970
	College of Aeronautics, Series 2006B, 5.000%, 12/01/31
10,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	10,311,800
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
1,460	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,467,680
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
5,500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,334,340
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
	New York City, New York, General Obligation Bonds, Fiscal Series 2003J:
1,450	5.500%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	1,607,992
385	5.500%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA (4)	426,950
	New York City, New York, General Obligation Bonds, Fiscal Series 2004C:
8,000	5.250%, 8/15/24	8/14 at 100.00	AA	8,379,520
6,000	5.250%, 8/15/25	8/14 at 100.00	AA	6,209,640
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
10,000	5.500%, 6/01/17	6/11 at 100.00	AA–	10,133,600
11,190	5.500%, 6/01/18	6/12 at 100.00	AA–	11,739,989
28,810	5.500%, 6/01/19	6/13 at 100.00	AA–	31,052,277
8,575	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	8,149,251
	Terminal LLC Project, Eigth Series 2010, 6.000%, 12/01/42
8,500	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.250%, 11/15/40	5/11 at 100.00	Aa2	8,499,235
137,380	Total New York			139,700,999
	North Carolina – 0.7%
1,500	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,496,895
	Series 2003G, 5.000%, 6/01/33
3,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	2,639,070
	Bonds, Series 2008A, 5.000%, 1/15/47
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/13 at 100.00	A–	2,432,575
	2003D, 5.125%, 1/01/26
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	1,591,875
	Facilities, Series 2004A, 5.000%, 2/01/20
2,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA	1,674,280
	Health System, Series 2007, 4.500%, 10/01/31
1,930	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/20 at 100.00	AA	1,778,360
	Health System, Series 2010A, 5.000%, 6/01/42
12,430	Total North Carolina			11,613,055
	North Dakota – 0.4%
7,820	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%,	11/21 at 100.00	AA–	7,792,083
	11/01/31 (WI/DD, Settling 2/09/11)
	Ohio – 2.4%
10,000	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project	2/18 at 100.00	A1	9,467,000
	Series 2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
2,855	5.375%, 6/01/24	6/17 at 100.00	Baa3	2,209,884
590	5.125%, 6/01/24	6/17 at 100.00	Baa3	444,854
5,500	5.875%, 6/01/30	6/17 at 100.00	Baa3	3,838,010
17,165	5.750%, 6/01/34	6/17 at 100.00	Baa3	11,384,171
3,100	6.000%, 6/01/42	6/17 at 100.00	Baa3	2,043,489
11,785	5.875%, 6/01/47	6/17 at 100.00	Baa3	7,762,780
9,150	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	Baa3	5,449,008
	Bonds, Senior Lien, Series 2007A-3, 0.000%, 6/01/37
60,145	Total Ohio			42,599,196
	Oklahoma – 0.8%
9,955	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	A	9,470,092
	5.125%, 2/15/31
5,045	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AAA	5,649,896
	5.125%, 2/15/31 (Pre-refunded 2/15/14)
15,000	Total Oklahoma			15,119,988
	Oregon – 0.3%
2,600	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	A+	2,615,392
	System, Series 2001, 5.250%, 5/01/21
2,860	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	2,544,056
	5.000%, 10/01/32
5,460	Total Oregon			5,159,448
	Pennsylvania – 1.9%
10,300	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/17 at 100.00	BB–	7,219,167
	Allegheny Health System, Series 2007A, 5.000%, 11/15/28
6,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 –	12/14 at 100.00	Aa3	6,535,100
	AMBAC Insured
8,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2004D, 5.125%,	6/14 at 100.00	Aa2 (4)	8,987,920
	6/01/34 (Pre-refunded 6/01/14) – FGIC Insured
10,075	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	11,023,561
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
34,875	Total Pennsylvania			33,765,748
	Puerto Rico – 2.8%
8,340	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa1	7,773,547
	6.000%, 7/01/44
13,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	11,452,870
	7/01/39 – FGIC Insured
5,450	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/11 at 100.00	Baa3	5,453,924
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
11,000	0.000%, 8/01/32	8/26 at 100.00	A+	8,983,810
4,985	6.000%, 8/01/42	8/19 at 100.00	A+	4,990,932
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,871,070
	2010C, 5.250%, 8/01/41
70,300	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	3,318,160
	8/01/54 – AMBAC Insured
5,000	Puerto Rico, General Obligation Bonds, Series 2000B, 5.625%, 7/01/19 – NPFG Insured	7/19 at 100.00	A3	5,001,800
122,385	Total Puerto Rico			50,846,113
	Rhode Island – 1.3%
6,250	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/11 at 100.00	A3	5,907,063
	Lifespan Obligated Group, Series 1996, 5.250%, 5/15/26 – NPFG Insured
19,195	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	16,639,954
	Series 2002A, 6.250%, 6/01/42
25,445	Total Rhode Island			22,547,017
	South Carolina – 2.1%
7,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	7,067,130
	GROWTH, Series 2004, 5.250%, 12/01/29
3,000	Myrtle Beach, South Carolina, Hospitality and Accommodation Fee Revenue Bonds, Series 2004A,	6/14 at 100.00	A+	2,681,370
	5.000%, 6/01/36 – FGIC Insured
11,550	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA+	4,248,668
	0.000%, 1/01/28 – AMBAC Insured
4,320	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A3 (4)	4,696,315
	Secours Health System Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded 11/15/12)
16,430	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon	11/12 at 100.00	A–	15,830,634
	Secours Health System Inc., Series 2002B, 5.625%, 11/15/30
4,215	Spartanburg Sanitary Sewer District, South Carolina, Sewer System Revenue Bonds, Series 2003B,	3/14 at 100.00	AA–	3,964,924
	5.000%, 3/01/38 – NPFG Insured
46,515	Total South Carolina			38,489,041
	Tennessee – 1.1%
10,300	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital	4/18 at 100.00	A+	10,109,244
	Project, Series 2008, 5.625%, 4/01/38
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002:
3,000	6.375%, 4/15/22	4/12 at 101.00	A1	3,151,440
2,605	6.500%, 4/15/31	4/12 at 101.00	A1	2,726,497
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,718,000
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
3,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,545,080
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
20,905	Total Tennessee			20,250,261
	Texas – 7.3%
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	3,507,950
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
2,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Second Tier	1/17 at 100.00	BB	1,701,840
	Series 2006B, 5.750%, 1/01/34
5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Ca	1,781,295
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue
	Bonds, Series 2005:
4,000	5.000%, 1/01/35 – FGIC Insured	1/15 at 100.00	BBB	3,239,360
31,550	5.000%, 1/01/45 – FGIC Insured	1/15 at 100.00	BBB	24,433,580
11,850	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	No Opt. Call	Baa1	3,074,364
	0.000%, 11/15/27 – NPFG Insured
2,950	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G,	11/11 at 100.00	Baa1	2,492,219
	5.250%, 11/15/30 – NPFG Insured
13,770	Harris County-Houston Sports Authority, Texas, Third Lien Revenue Bonds, Series 2004-A3.,	11/24 at 59.10	Baa1	2,111,354
	0.000%, 11/15/33 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
24,660	0.000%, 9/01/29 – AMBAC Insured	No Opt. Call	A2	6,817,010
10,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	2,364,500
10,045	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.875%, 7/01/16 –	7/11 at 100.00	AA+	10,266,995
	AGM Insured (Alternative Minimum Tax)
3,470	Irving Independent School District, Texas, Unlimited Tax School Building Bonds, Series 1997,	No Opt. Call	AAA	3,469,480
	0.000%, 2/15/11
5,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	4,260,400
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation
	Series 2008I:
30,000	0.000%, 1/01/42 – AGC Insured	1/25 at 100.00	AA+	22,947,600
5,220	0.000%, 1/01/43	1/25 at 100.00	A2	3,853,561
15,450	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008D,	No Opt. Call	AA+	3,131,097
	0.000%, 1/01/36 – AGC Insured
4,650	Port Corpus Christi Industrial Development Corporation, Texas, Revenue Refunding Bonds, Valero	4/11 at 100.00	BBB	4,404,992
	Refining and Marketing Company, Series 1997A, 5.400%, 4/01/18
5,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,	12/13 at 100.00	Baa2	4,630,350
	Series 2004, 6.000%, 12/01/34
2,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/13 at 101.00	CCC–	640,080
	Company, Series 2003A, 5.800%, 7/01/22
3,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	2,813,610
11,585	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	10,049,292
	Texas Health Resources Trust 1201, 8.971%, 2/15/30 (IF)
4,810	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	4,447,951
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
5,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AA+	5,128,500
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37 – AGC Insured
216,120	Total Texas			131,567,380
	Utah – 0.4%
3,260	Eagle Mountain, Utah, Gas and Electric Revenue Bonds, Series 2005, 5.000%, 6/01/24 –	6/15 at 100.00	N/R	3,018,727
	RAAI Insured
350	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1998G-2, Class I, 5.200%,	7/11 at 100.75	AAA	335,937
	7/01/30 (Alternative Minimum Tax)
3,700	Utah State Board of Regents, Utah State University, Revenue Bonds, Series 2004, 5.000%,	4/14 at 100.00	AA (4)	4,117,804
	4/01/35 (Pre-refunded 4/01/14) – NPFG Insured
7,310	Total Utah			7,472,468
	Virgin Islands – 0.1%
2,500	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	Baa3	2,401,775
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
	Virginia – 0.7%
3,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	N/R	2,518,680
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
4,125	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA–	4,403,933
	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)
10,000	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	5,594,900
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
17,125	Total Virginia			12,517,513
	Washington – 4.5%
6,400	Cowlitz County Public Utilities District 1, Washington, Electric Production Revenue Bonds,	9/14 at 100.00	A1	5,876,864
	Series 2004, 5.000%, 9/01/34 – FGIC Insured
12,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	Aaa	13,320,000
	Nuclear Project 2, Series 2002B, 6.000%, 7/01/18 – AMBAC Insured
4,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 3, Series	7/13 at 100.00	Aaa	4,309,920
	2003A, 5.500%, 7/01/17 – SYNCORA GTY Insured
8,200	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aaa	7,661,014
	1989B, 0.000%, 7/01/14
2,400	Washington State Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical	12/20 at 100.00	Baa2	2,020,704
	Center, Series 2010, 5.375%, 12/01/33
2,500	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,899,725
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	4,166,950
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured
2,805	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	Baa1	2,427,391
	Center, Series 2007B, 5.000%, 2/15/27 – NPFG Insured
7,480	Washington State Housing Finance Commission, Single Family Program Bonds, 2006 Series 3A,	12/15 at 100.00	Aaa	6,889,230
	5.000%, 12/01/37 (Alternative Minimum Tax)
22,910	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	22,509,762
	Series 2002, 6.625%, 6/01/32
	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C:
9,000	0.000%, 6/01/29 – NPFG Insured	No Opt. Call	AA+	3,363,120
16,195	0.000%, 6/01/30 – NPFG Insured	No Opt. Call	AA+	5,667,764
99,390	Total Washington			80,112,444
	Wisconsin – 2.6%
	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed
	Bonds, Series 2002:
4,365	6.125%, 6/01/27 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	4,573,953
14,750	6.375%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	15,854,185
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (3)	6,735,540
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/16 at 100.00	BBB+	1,019,540
	Series 2006A, 5.000%, 2/15/17
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	12/18 at 100.00	A+	2,469,750
	Series 2009, 6.000%, 12/01/38
10,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/20 at 100.00	AA–	9,229,500
	Series 2010, 5.000%, 6/01/30
3,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	2/12 at 101.00	AAA	3,984,938
	Services Inc., Series 2002, 5.750%, 8/15/30 (Pre-refunded 2/15/12)
2,440	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series	9/14 at 100.00	AA	2,379,195
	2005C, 4.875%, 3/01/36 (Alternative Minimum Tax)
44,805	Total Wisconsin			46,246,601
	Wyoming – 0.1%
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,100,893
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 2,414,594	Total Investments (cost $1,885,624,206) – 99.9%			1,792,486,528
	Floating Rate Obligations – (2.1)%			(38,250,000)
	Other Assets Less Liabilities – 2.2%			40,869,288
	Net Assets – 100%			$ 1,795,105,816

Fair Value Measurements

In determining the fair value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$1,790,249,692	$2,236,836	$1,792,486,528

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Municipal Bonds
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	—
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	2,236,836
Transfers out of	—
Balance at the end of period	$2,236,836

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $1,847,382,497.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$68,027,356
Depreciation	(161,175,112)
Net unrealized appreciation (depreciation) of investments	$(93,147,756)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Value Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011